PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                            STRONG ADVISOR BOND FUND
                                     CLASS K

                           STRONG ADVISOR INCOME FUNDS
                               CLASSES A, B, AND C

                            STRONG ADVISOR BOND FUND
                       STRONG ADVISOR MUNICIPAL BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND

                           STRONG ADVISOR INCOME FUNDS
                                     CLASS C

                        STRONG GOVERNMENT SECURITIES FUND
                         STRONG MINNESOTA TAX-FREE FUND
                      STRONG SHORT-TERM MUNCIPAL BOND FUND
                         STRONG WISCONSIN TAX-FREE FUND

                           STRONG ADVISOR INCOME FUNDS
                                     CLASS Z

                            STRONG ADVISOR BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND

               Supplement to the Prospectuses dated March 1, 2004.

STRONG ADVISOR BOND FUND
Effective immediately, W. Frank Koster and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Bond Fund. Mr. Koster's biography is found below. Mr. Price's biography can be found on page 11 of the Strong Advisor Bond Fund - Class K prospectus, page 20 of the Strong Advisor Income Funds - Classes A, B, and C prospectus, and page 13 of the Strong Advisor Income Funds - Class Z prospectus.

         W. FRANK KOSTER co-manages the ADVISOR BOND FUND. Mr. Koster joined Strong in March 1999, and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a senior vice president of Strong's institutional business group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

STRONG ADVISOR SHORT DURATION BOND FUND
STRONG GOVERNMENT SECURITIES FUND
Effective immediately, Jay N. Mueller and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Short Duration Bond Fund and Mr. Mueller and
W. Frank Koster are the Portfolio Co-Mangers of the Strong Government Securities Fund. Mr. Mueller's and Mr. Koster's biographies are found below. Mr. Price's biography can be found on page 20 of the Strong Advisor Income Funds - Classes A, B, and C prospectus, and page 13 of the Strong Advisor Income Funds - Class Z prospectus.

          JAY N. MUELLER, CFA co-manages the ADVISOR SHORT DURATION BOND FUND and the GOVERNMENT SECURITIES FUND. He has earned the right to use the Chartered Financial Analyst(R) designation. He joined Strong as a Portfolio Manager in September 1991 and became the Director of Fixed Income for Strong in July 2002. He has co-managed the Funds since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

          W. FRANK KOSTER co-manages the GOVERNMENT SECURITIES FUND. Mr. Koster joined Strong in March 1999, and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a senior vice president of Strong's institutional business group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.



            The date of this Prospectus Supplement is April 21, 2004.






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